UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06624

Nuveen New York Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         12/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen New York Select Tax-Free Income Portfolio (NXN)
	December 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.5%

	MUNICIPAL BONDS – 98.5%

	Consumer Staples – 2.2%
$ 150	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	6/16 at 100.00	B	$ 150,507
	Refunding Series 2006A-2, 5.250%, 6/01/26
275	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	6/16 at 100.00	B	252,766
	Series 2006A-3, 5.000%, 6/01/35
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
290	4.750%, 6/01/22	6/16 at 100.00	BBB–	291,021
540	5.000%, 6/01/26	6/16 at 100.00	BB–	545,405
1,255	Total Consumer Staples			1,239,699
	Education and Civic Organizations – 22.7%
100	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	102,616
	2007A, 5.000%, 7/01/31
165	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	B	136,853
	Schools, Series 2007A, 5.000%, 4/01/37
280	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	12/20 at 100.00	B	286,703
	Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40
430	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	AA	451,096
	2007A, 5.000%, 7/01/41 – RAAI Insured
150	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/23 at 100.00	A–	168,729
	Series 2013A, 5.000%, 7/01/44
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	AA–	1,203,310
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory
	Facilities, Series 2015A:
20	5.000%, 7/01/31	No Opt. Call	Aa3	23,887
25	5.000%, 7/01/33	No Opt. Call	Aa3	29,652
405	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	AA–	426,165
	5.000%, 7/01/37 – NPFG Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series	4/21 at 100.00	AAA	1,163,550
	2011A, 5.000%, 10/01/41
605	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount	7/25 at 100.00	A–	685,913
	Sinai, Series 2015A, 5.000%, 7/01/40
290	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	No Opt. Call	AA–	341,968
	2015A, 5.000%, 7/01/35
1,800	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	2,045,843
	University, Series 2010A, 5.000%, 7/01/40
120	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series	7/20 at 100.00	Ba1	128,880
	2010, 5.250%, 7/01/35
815	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	Ba3	775,782
	College Refunding, Series 2007-A1, 5.000%, 8/01/46
110	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University	9/23 at 100.00	A–	124,080
	Project, Series 2013, 5.000%, 9/01/38
2,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of	7/21 at 100.00	AA–	2,251,139
	Rochester Project, Series 2011B, 5.000%, 7/01/41
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
500	5.000%, 1/01/31 – AMBAC Insured	1/17 at 100.00	BB+	514,730
430	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	437,276
300	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	AA–	306,585
	Project, Series 2006, 4.750%, 3/01/46 – NPFG Insured
1,005	New York City Trust for Cultural Resources, New York, Revenue Bonds, Wildlife Conservation	No Opt. Call	AA–	1,181,729
	Society, Series 2014A, 5.000%, 8/01/32
65	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB+	68,303
	College, Series 2007, 5.000%, 10/01/27
11,615	Total Education and Civic Organizations			12,854,789
	Financials – 1.0%
450	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	544,262
	Series 2005, 5.250%, 10/01/35
	Health Care – 4.5%
450	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/16 at 100.00	AA–	451,742
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
100	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A	111,451
	Series 2010, 5.200%, 7/01/32
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group
	Revenue Bonds, Series 2008:
160	6.500%, 12/01/21	12/18 at 100.00	Ba1	179,378
210	6.125%, 12/01/29	12/18 at 100.00	Ba1	229,389
405	6.250%, 12/01/37	12/18 at 100.00	Ba1	441,721
750	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/20 at 100.00	A–	860,033
	2011A, 6.000%, 7/01/40
240	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	1/16 at 100.00	BB–	240,466
	Series 2001B, 7.125%, 7/01/31
2,315	Total Health Care			2,514,180
	Housing/Multifamily – 0.5%
275	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	281,320
	11/01/38 (Alternative Minimum Tax)
	Industrials – 3.5%
40	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt	1/25 at 100.00	N/R	43,121
	Paper NY, Inc. Project, Series 2014, 5.000%, 1/01/35 (Alternative Minimum Tax)
1,865	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	1,932,363
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
1,905	Total Industrials			1,975,484
	Long-Term Care – 0.6%
100	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Baa2	101,299
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
50	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005,	1/16 at 100.00	N/R	50,001
	5.000%, 7/01/35 – ACA Insured
25	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 100.00	N/R	19,909
	Needs Facilities Pooled Program, Series 2008-B1, 5.500%, 7/01/18
165	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs	7/16 at 101.00	N/R	164,390
	Facilities Pooled Program Bonds, Series 2008-C1, 5.500%, 7/01/18
340	Total Long-Term Care			335,599
	Tax Obligation/General – 3.6%
1,260	New York City, New York, General Obligation Bonds, Fiscal 2008 Series D-1, 5.125%, 12/01/25	12/17 at 100.00	AA	1,362,677
5	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25	6/16 at 100.00	AA	5,098
600	Yonkers, New York, General Obligation Bonds, Refunding Series 2011A, 5.000%, 10/01/24 –	10/21 at 100.00	AA	691,218
	AGM Insured
1,865	Total Tax Obligation/General			2,058,993
	Tax Obligation/Limited – 30.4%
1,050	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	No Opt. Call	AAA	1,211,480
	Purpose Series 2012D, 5.000%, 2/15/37
1,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2015B.	9/25 at 100.00	AAA	1,193,770
	Group A,B&C, 5.000%, 3/15/35
1,375	Government of Guam, Business Privilege Tax Bonds, Series 2015D, 5.000%, 11/15/29	No Opt. Call	A	1,595,206
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,320,678
	2011A, 5.750%, 2/15/47
1,500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47	2/17 at 100.00	A	1,554,825
600	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA	623,310
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
1,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	7/25 at 100.00	AA	1,156,300
	Series 2015S-2, 5.000%, 7/15/40
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/23 at 100.00	AAA	1,139,560
	Fiscal 2013 Series I, 5.000%, 5/01/38
450	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	2/24 at 100.00	AAA	524,880
	Fiscal 2014 Series D-1, 5.000%, 2/01/35
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	2/21 at 100.00	AAA	1,170,430
	Subordinate Series 2011-D1, 5.250%, 2/01/30
535	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	No Opt. Call	AAA	713,551
	Tender Option Bond Trust 2015-XF0080, 13.648%, 5/01/32 (IF)
775	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	837,798
	5.000%, 12/15/26 (UB)
425	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA+	452,434
	5.000%, 4/01/27
570	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2008,	No Opt. Call	AA	670,086
	5.500%, 4/01/20 – AMBAC Insured (UB), (5)
1,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender	3/17 at 100.00	AAA	1,141,970
	Option Bond Trust 09-6W, 13.420%, 3/15/37 (IF), (5)
845	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A,	10/22 at 100.00	AA	932,753
	5.000%, 10/01/32 – AGM Insured
15,125	Total Tax Obligation/Limited			17,239,031
	Transportation – 9.0%
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014B,	5/24 at 100.00	AA–	1,173,540
	5.250%, 11/15/38
250	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	11/21 at 100.00	A+	279,583
	Center Project, Series 2011, 5.000%, 11/15/44
1,500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	9/24 at 100.00	AA–	1,773,854
	Eighty-Forth Series 2014, 5.000%, 9/01/33
120	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA	152,650
	Eighth Series 2008, Tender Option Bond Trust 2015-XF2178. Formerly Tender Option Bond Trust
	2920, 18.029%, 8/15/32 – AGM Insured (IF)
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	10/25 at 100.00	AA–	1,177,510
	Ninety-Fourth Series 2015, 5.250%, 10/15/55
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
290	6.500%, 12/01/28	6/16 at 100.00	BBB	291,453
215	6.000%, 12/01/36	12/20 at 100.00	BBB	251,995
4,375	Total Transportation			5,100,585
	U.S. Guaranteed – 11.3% (4)
1,000	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series	11/17 at 100.00	N/R (4)	1,083,160
	2008A, 5.250%, 11/15/32 (Pre-refunded 11/15/17)
1,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	3/16 at 100.00	A+ (4)	1,006,340
	Series 2006, 5.000%, 3/01/41 (Pre-refunded 3/01/16)
30	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB– (4)	30,282
	University, Series 2006, 5.000%, 5/01/23 (Pre-refunded 5/01/16)
175	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	Aaa	180,623
	County Issue, Series 1986, 7.375%, 7/01/16 (ETM)
1,595	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	AA– (4)	1,696,793
	5.000%, 7/01/37 (Pre-refunded 7/01/17) – NPFG Insured
950	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA (4)	972,221
	Center, Series 2006-1, 5.000%, 7/01/35 (Pre-refunded 7/01/16)
225	Erie County Industrial Development Agency, New York, Revenue Bonds, Orchard Park CCRC Inc.	11/16 at 100.00	N/R (4)	235,816
	Project, Series 2006A, 6.000%, 11/15/36 (Pre-refunded 11/15/16)
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
100	5.250%, 2/01/27 (Pre-refunded 2/01/17)	2/17 at 100.00	Aaa	105,048
90	5.500%, 2/01/32 (Pre-refunded 2/01/17)	2/17 at 100.00	Aaa	94,785
995	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25	6/16 at 100.00	N/R (4)	1,014,204
	(Pre-refunded 6/01/16)
6,160	Total U.S. Guaranteed			6,419,272
	Utilities – 8.1%
550	Chautauqua County, New York, Industrial Development Agency, Exempt Facility Revenue Bonds,	2/20 at 100.00	Baa3	583,094
	NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42
35	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	38,196
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
570	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AA–	580,374
430	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	AA–	437,099
50	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A,	9/24 at 100.00	A–	56,521
	5.000%, 9/01/44
400	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A–	441,008
	5.000%, 5/01/38
865	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue	No Opt. Call	BB+	872,811
	Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42
1,365	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE,	12/23 at 100.00	AAA	1,590,525
	5.000%, 12/15/41
4,265	Total Utilities			4,599,628
	Water and Sewer – 1.1%
200	Buffalo Municipal Water Finance Authority, New York, Water System Revenue Bonds, Refunding	7/25 at 100.00	A	236,300
	Series 2015A, 5.000%, 7/01/29
275	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/18 at 100.00	AA+	376,816
	Bonds, Tender Option Bond Trust 2015-XF0097, 17.997%, 6/15/37 (IF)
475	Total Water and Sewer			613,116
$ 50,420	Total Long-Term Investments (cost $52,022,746)			55,775,958

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.2%

	MUNICIPAL BONDS – 2.2%

	Education and Civic Organizations – 1.3%
$ 750	Syracuse Industrial Development Agency, New York, Civic Facility Revenue, Syracuse University,	1/16 at 100.00	AAA	$ 750,000
	Variable Rate Demand Obligations, Series 2005B, 0.010%, 12/01/35 (6)
	Tax Obligation/Limited – 0.9%
500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Variable Rate	3/16 at 100.00	A-1+	500,000
	Demand Obligations, Refunding Series 2002B-1, 0.010%, 11/01/22 (6)
$ 1,250	Total Short-Term Investments (cost $1,250,000)			1,250,000
	Total Investments (cost $53,272,746) – 100.7%			57,025,958
	Floating Rate Obligations – (1.8)%			(1,005,000)
	Other Assets Less Liabilities – 1.1%			631,142
	Net Assets – 100%			$ 56,652,100

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$55,775,958	$ —	$55,775,958
Short-Term Investments:
Municipal Bonds	—	1,250,000	—	1,250,000
Total	$ —	$57,025,958	$ —	$57,025,958

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2015, the cost of investments was $52,249,158.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2015, were as follows:

Gross unrealized:
Appreciation	$3,795,658
Depreciation	(21,661)
Net unrealized appreciation (depreciation) of investments	$3,773,997

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Select Tax-Free Income Portfolio

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         February 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         February 29, 2016